Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

("Fund")

Supplement dated February 27, 2015

to the Fund's Class A, Class B, Class C, Class I, Class O and Class W Prospectus

dated February 27, 2015 ("Prospectus")

On January 22, 2015, the Fund's Board of Trustees ("Board") approved the addition of Victory Capital Management Inc. ("Victory Capital") as a sub-adviser to the Fund, with related changes to the Fund's principal investment strategies, including a change with respect to the definition of small market capitalization companies, effective on or about March 2, 2015. Currently, Acadian Asset Management LLC ("Acadian") and Wellington Management Company LLP ("Wellington Management") each manage a portion of the Fund's assets. From the beginning of business on February 17, 2015 through the close of business on February 27, 2015, the Fund will be in a "transition period" during which time a transition manager will sell a portion of the assets currently managed by Acadian and Wellington Management. The transition manager may hold a large portion of the Fund's assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about March 2, 2015, Acadian, Victory Capital, and Wellington Management will be the three sub-advisers managing the Fund's assets. In conjunction with the addition of Victory Capital as a sub-adviser to the Fund, Daniel B. LeVan and John W. Evers will be added as portfolio managers for the portion of the Fund's assets allocated to Victory Capital.

Effective on or about March 2, 2015, the Fund's Prospectuses are hereby revised as follows:

1.	The table and accompanying footnotes in the section entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" of the Fund's Prospectuses are hereby deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Service (12b-1) Fees	%	0.35	1.00	1.00	None	0.25	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.33	0.33	0.33	0.22	0.33	0.33
Total Annual Fund Operating Expenses	%	1.78	2.43	2.43	1.32	1.68	1.43
Waivers and Reimbursements [3]	%	(0.04)	(0.04)	(0.04)	(0.08)	(0.04)	(0.04)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.74	2.39	2.39	1.24	1.64	1.39

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.75%, 2.40%, 2.40%, 1.25%, 1.65%, and 1.40% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2017. These limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2016. Based upon net assets as of October 31, 2014, the management fee waiver for the Fund is an estimated (0.02)%. Effective March 2, 2015, the adviser is contractually obligated to further waive a portion of the management fee through March 1, 2017. The additional management fee waiver for the Fund is an estimated (0.01)%. Termination or modification of these obligations requires approval by the Fund's board.
2.	The table in the section entitled "Fees and Expenses of the Fund – Expense Examples" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Class	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	%	742	1,099	1,481	2,546
B	Sold	%	742	1,054	1,492	2,603
	Held	%	242	754	1,292	2,603
C	Sold	%	342	754	1,292	2,763
	Held	%	242	754	1,292	2,763
I	Sold or Held	%	126	410	716	1,583
O	Sold or Held	%	167	526	909	1,984
W	Sold or Held	%	142	449	778	1,710

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year periods and the first year of the three-, five-, and ten-year periods.

3.	The subsection entitled "Fees and Expenses of the Fund – Portfolio Turnover" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

On or about March 2, 2015, Victory Capital Management Inc. ("Victory Capital") will be added as an additional sub-adviser to the Fund. Currently, Acadian Asset Management LLC ("Acadian") and Wellington Management Company LLP ("Wellington Management") each manage a portion of the Fund's assets. During the period from the beginning of business on February 17, 2015 through the close of business on February 27, 2015, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by Acadian and Wellington Management which will result in buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

4.	The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund currently considers small-capitalization companies to be those companies with market capitalizations that fall within the range of companies in the S&P Developed ex-U.S. Small Cap Index at the time of purchase. Capitalization of companies in the S&P Developed ex-U.S. Small Cap Index will change with market conditions. The market capitalization of companies in the S&P Developed ex-U.S. Small Cap Index as of December 15, 2014, ranged from $16 million to $21 billion. At least 65% of the Fund's assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. issuers. The Fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward currency contracts, futures contracts, rights, and depositary receipts. The Fund may invest in forward currency contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The Fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the Fund wishes to invest.

The Fund may invest up to 25% of its assets in real estate investment trusts.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

Acadian Asset Management LLC ("Acadian"), Victory Capital Management Inc. ("Victory Capital"), and Wellington Management Company LLP ("Wellington Management") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund's investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Acadian Asset Management LLC
Acadian employs a quantitative investment process which is driven by proprietary valuation models that combine a bottom-up view of the attractiveness of individual securities within each market with a top-down view of the attractiveness of each region/industry group, thereby capturing value-added at both the stock and the region/industry levels.

Victory Capital Management Inc.

Victory Capital Management Inc. employs a bottom-up investment approach that emphasizes individual stock selection. The investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the S&P Developed ex-U.S. SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

Wellington Management Company LLP

Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. This investment approach is driven by intensive bottom-up, fundamental research and a disciplined, industry-based approach to valuation. The vast majority of research is developed internally. Meeting company management and understanding historical financial statements is essential to the process.

The investment team looks to identify companies with a high degree of recurring profitability, sustainably high or growing returns on capital, and strong or improving balance sheets. Non-consensus insights are emphasized such as the size of the addressable market, an ability to grow faster than the market thinks, or the capacity to sustain profitability at a higher level than is discounted. Investment candidates either have potential growth that is underestimated by the market, or have been cast aside by the market but have an identifiable catalyst for recovery.

Valuation analysis focuses on uncovering the intrinsic value of companies, and the portfolio manager buys companies that are attractive on an absolute basis. The investment team applies different valuation metrics across different industries, but the same metrics are applied globally to any one industry. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

Voya Multi-Manager International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

("Fund")

Supplement dated February 27, 2015

to the Fund's Class A, Class B, Class C, Class I, Class O and Class W Prospectus

dated February 27, 2015 ("Prospectus")

On January 22, 2015, the Fund's Board of Trustees ("Board") approved the addition of Victory Capital Management Inc. ("Victory Capital") as a sub-adviser to the Fund, with related changes to the Fund's principal investment strategies, including a change with respect to the definition of small market capitalization companies, effective on or about March 2, 2015. Currently, Acadian Asset Management LLC ("Acadian") and Wellington Management Company LLP ("Wellington Management") each manage a portion of the Fund's assets. From the beginning of business on February 17, 2015 through the close of business on February 27, 2015, the Fund will be in a "transition period" during which time a transition manager will sell a portion of the assets currently managed by Acadian and Wellington Management. The transition manager may hold a large portion of the Fund's assets in temporary investments. During this time, the Fund may not be pursuing its investment objective and strategies, and limitation on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by shareholders. Effective on or about March 2, 2015, Acadian, Victory Capital, and Wellington Management will be the three sub-advisers managing the Fund's assets. In conjunction with the addition of Victory Capital as a sub-adviser to the Fund, Daniel B. LeVan and John W. Evers will be added as portfolio managers for the portion of the Fund's assets allocated to Victory Capital.

Effective on or about March 2, 2015, the Fund's Prospectuses are hereby revised as follows:

1.	The table and accompanying footnotes in the section entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" of the Fund's Prospectuses are hereby deleted and replaced with the following:

Annual Fund Operating Expenses[2]

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	O	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Service (12b-1) Fees	%	0.35	1.00	1.00	None	0.25	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.33	0.33	0.33	0.22	0.33	0.33
Total Annual Fund Operating Expenses	%	1.78	2.43	2.43	1.32	1.68	1.43
Waivers and Reimbursements [3]	%	(0.04)	(0.04)	(0.04)	(0.08)	(0.04)	(0.04)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.74	2.39	2.39	1.24	1.64	1.39

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	Expense information has been restated to reflect current contractual rates.
3	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.75%, 2.40%, 2.40%, 1.25%, 1.65%, and 1.40% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2017. These limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2016. Based upon net assets as of October 31, 2014, the management fee waiver for the Fund is an estimated (0.02)%. Effective March 2, 2015, the adviser is contractually obligated to further waive a portion of the management fee through March 1, 2017. The additional management fee waiver for the Fund is an estimated (0.01)%. Termination or modification of these obligations requires approval by the Fund's board.
2.	The table in the section entitled "Fees and Expenses of the Fund – Expense Examples" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Class	Share Status		1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	%	742	1,099	1,481	2,546
B	Sold	%	742	1,054	1,492	2,603
	Held	%	242	754	1,292	2,603
C	Sold	%	342	754	1,292	2,763
	Held	%	242	754	1,292	2,763
I	Sold or Held	%	126	410	716	1,583
O	Sold or Held	%	167	526	909	1,984
W	Sold or Held	%	142	449	778	1,710

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year periods and the first year of the three-, five-, and ten-year periods.

3.	The subsection entitled "Fees and Expenses of the Fund – Portfolio Turnover" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

On or about March 2, 2015, Victory Capital Management Inc. ("Victory Capital") will be added as an additional sub-adviser to the Fund. Currently, Acadian Asset Management LLC ("Acadian") and Wellington Management Company LLP ("Wellington Management") each manage a portion of the Fund's assets. During the period from the beginning of business on February 17, 2015 through the close of business on February 27, 2015, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by Acadian and Wellington Management which will result in buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

4.	The section entitled "Principal Investment Strategies" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund currently considers small-capitalization companies to be those companies with market capitalizations that fall within the range of companies in the S&P Developed ex-U.S. Small Cap Index at the time of purchase. Capitalization of companies in the S&P Developed ex-U.S. Small Cap Index will change with market conditions. The market capitalization of companies in the S&P Developed ex-U.S. Small Cap Index as of December 15, 2014, ranged from $16 million to $21 billion. At least 65% of the Fund's assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. issuers. The Fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward currency contracts, futures contracts, rights, and depositary receipts. The Fund may invest in forward currency contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The Fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the Fund wishes to invest.

The Fund may invest up to 25% of its assets in real estate investment trusts.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

Acadian Asset Management LLC ("Acadian"), Victory Capital Management Inc. ("Victory Capital"), and Wellington Management Company LLP ("Wellington Management") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund's investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Acadian Asset Management LLC
Acadian employs a quantitative investment process which is driven by proprietary valuation models that combine a bottom-up view of the attractiveness of individual securities within each market with a top-down view of the attractiveness of each region/industry group, thereby capturing value-added at both the stock and the region/industry levels.

Victory Capital Management Inc.

Victory Capital Management Inc. employs a bottom-up investment approach that emphasizes individual stock selection. The investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the S&P Developed ex-U.S. SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

Wellington Management Company LLP

Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. This investment approach is driven by intensive bottom-up, fundamental research and a disciplined, industry-based approach to valuation. The vast majority of research is developed internally. Meeting company management and understanding historical financial statements is essential to the process.

The investment team looks to identify companies with a high degree of recurring profitability, sustainably high or growing returns on capital, and strong or improving balance sheets. Non-consensus insights are emphasized such as the size of the addressable market, an ability to grow faster than the market thinks, or the capacity to sustain profitability at a higher level than is discounted. Investment candidates either have potential growth that is underestimated by the market, or have been cast aside by the market but have an identifiable catalyst for recovery.

Valuation analysis focuses on uncovering the intrinsic value of companies, and the portfolio manager buys companies that are attractive on an absolute basis. The investment team applies different valuation metrics across different industries, but the same metrics are applied globally to any one industry. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

		On or about March 2, 2015, Victory Capital Management Inc. ("Victory Capital") will be added as an additional sub-adviser to the Fund. Currently, Acadian Asset Management LLC ("Acadian") and Wellington Management Company LLP ("Wellington Management") each manage a portion of the Fund's assets. During the period from the beginning of business on February 17, 2015 through the close of business on February 27, 2015, the Fund will be in a transition period during which time a transition manager will sell a portion of the assets currently managed by Acadian and Wellington Management which will result in buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund currently considers small-capitalization companies to be those companies with market capitalizations that fall within the range of companies in the S&P Developed ex-U.S. Small Cap Index at the time of purchase. Capitalization of companies in the S&P Developed ex-U.S. Small Cap Index will change with market conditions. The market capitalization of companies in the S&P Developed ex-U.S. Small Cap Index as of December 15, 2014, ranged from $16 million to $21 billion. At least 65% of the Fund’s assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. issuers. The Fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward currency contracts, futures contracts, rights, and depositary receipts. The Fund may invest in forward currency contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The Fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the Fund wishes to invest.

The Fund may invest up to 25% of its assets in real estate investment trusts.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Acadian Asset Management LLC (“Acadian”), Victory Capital Management Inc. (“Victory Capital”), and Wellington Management Company LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Fund’s investment adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Acadian Asset Management LLC
Acadian employs a quantitative investment process which is driven by proprietary valuation models that combine a bottom-up view of the attractiveness of individual securities within each market with a top-down view of the attractiveness of each region/industry group, thereby capturing value-added at both the stock and the region/industry levels.

Victory Capital Management Inc.

Victory Capital Management Inc. employs a bottom-up investment approach that emphasizes individual stock selection. The investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The stock selection process is designed to produce a diversified portfolio that, relative to the S&P Developed ex-U.S. SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend.

Wellington Management Company LLP

Wellington Management uses its proprietary global research capabilities to identify stocks for the portfolio. This investment approach is driven by intensive bottom-up, fundamental research and a disciplined, industry-based approach to valuation. The vast majority of research is developed internally. Meeting company management and understanding historical financial statements is essential to the process.

The investment team looks to identify companies with a high degree of recurring profitability, sustainably high or growing returns on capital, and strong or improving balance sheets. Non-consensus insights are emphasized such as the size of the addressable market, an ability to grow faster than the market thinks, or the capacity to sustain profitability at a higher level than is discounted. Investment candidates either have potential growth that is underestimated by the market, or have been cast aside by the market but have an identifiable catalyst for recovery.

		Valuation analysis focuses on uncovering the intrinsic value of companies, and the portfolio manager buys companies that are attractive on an absolute basis. The investment team applies different valuation metrics across different industries, but the same metrics are applied globally to any one industry. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.
Voya Multi-Manager International Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.74%	[1]
1 Yr	rr_ExpenseExampleYear01	742
3 Yrs	rr_ExpenseExampleYear03	1,099
5 Yrs	rr_ExpenseExampleYear05	1,481
10 Yrs	rr_ExpenseExampleYear10	2,546
1 Yr	rr_ExpenseExampleNoRedemptionYear01	742
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,099
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,481
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,546
Voya Multi-Manager International Small Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.39%	[1]
1 Yr	rr_ExpenseExampleYear01	742
3 Yrs	rr_ExpenseExampleYear03	1,054
5 Yrs	rr_ExpenseExampleYear05	1,492
10 Yrs	rr_ExpenseExampleYear10	2,603
1 Yr	rr_ExpenseExampleNoRedemptionYear01	242
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	754
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,292
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,603
Voya Multi-Manager International Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.39%	[1]
1 Yr	rr_ExpenseExampleYear01	342
3 Yrs	rr_ExpenseExampleYear03	754
5 Yrs	rr_ExpenseExampleYear05	1,292
10 Yrs	rr_ExpenseExampleYear10	2,763
1 Yr	rr_ExpenseExampleNoRedemptionYear01	242
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	754
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,292
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,763
Voya Multi-Manager International Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%	[1]
1 Yr	rr_ExpenseExampleYear01	126
3 Yrs	rr_ExpenseExampleYear03	410
5 Yrs	rr_ExpenseExampleYear05	716
10 Yrs	rr_ExpenseExampleYear10	1,583
1 Yr	rr_ExpenseExampleNoRedemptionYear01	126
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	410
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	716
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,583
Voya Multi-Manager International Small Cap Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.64%	[1]
1 Yr	rr_ExpenseExampleYear01	167
3 Yrs	rr_ExpenseExampleYear03	526
5 Yrs	rr_ExpenseExampleYear05	909
10 Yrs	rr_ExpenseExampleYear10	1,984
1 Yr	rr_ExpenseExampleNoRedemptionYear01	167
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	526
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	909
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,984
Voya Multi-Manager International Small Cap Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.39%	[1]
1 Yr	rr_ExpenseExampleYear01	142
3 Yrs	rr_ExpenseExampleYear03	449
5 Yrs	rr_ExpenseExampleYear05	778
10 Yrs	rr_ExpenseExampleYear10	1,710
1 Yr	rr_ExpenseExampleNoRedemptionYear01	142
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	449
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	778
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,710

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.75%, 2.40%, 2.40%, 1.25%, 1.65%, and 1.40% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2017. These limitations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2016. Based upon net assets as of October 31, 2014, the management fee waiver for the Fund is an estimated (0.02)%. Effective March 2, 2015, the adviser is contractually obligated to further waive a portion of the management fee through March 1, 2017. The additional management fee waiver for the Fund is an estimated (0.01)%. Termination or modification of these obligations requires approval by the Fund's board.